Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-38365
Entity Registrant Name	HYPERION DEFI, INC.
Entity Central Index Key	0001682639
Entity Tax Identification Number	47-1178401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3090 Nowitzki Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	833
Local Phone Number	393-6684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HYPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false